Expense Example - AMG Veritas Global Focus Fund	May 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,502
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	$ 1,215